Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
With balances not yet due or maturing within 3 Months	R$ 21,703,718	R$ 23,036,735	R$ 12,885,506
With outstanding balances of:
3 to 6 Months	4,806,604	4,349,146	4,717,302
6 to 12 Months	9,013,258	9,536,043	6,866,628
12 to 18 Months	2,499,491	1,481,516	1,253,046
18 to 24 Months	1,046,074	315,987	659,702
More than 24 Months	817,760	504,408	541,129
Total	39,886,905	39,223,835	26,923,313
By borrower segment:
Commercial and Industrial	16,292,100	14,156,235	11,439,692
Real Estate Credit - Construction	1,351,934	1,057,989	470,115
Loans to Individuals	22,239,229	23,999,266	14,996,152
Leasing	3,642	10,345	17,353
Total	R$ 39,886,905	R$ 39,223,835	R$ 26,923,312